SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
Deferred Tax Assets
Net operating loss carryforwards	$ 17,774,000		$ 18,398,000
Valuation allowance	$ (20,699,000)		$ (21,738,000)
M2i Global Inc [Member]
Deferred Tax Assets
Net operating loss carryforwards		$ 2,179,800		$ 1,270,500
Temporary differences
Permanent differences
Valuation allowance		(2,179,800)		(1,270,500)
Net deferred tax assets